Income taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards	$ 24,717
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	26.50%	26.50%
Other Noncurrent Assets [Member]
Liability for Uncertainty in Income Taxes, Noncurrent	$ 24
Subsidiaries [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%